Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of Line of Credit Facilities
At September 30, 2024, and December 31, 2023, the Group had the following letter of credit facilities:

	September 30, 2024			December 31, 2023
Bank	Commitment	In Use	Date of Expiry	Commitment	In Use	Date of Expiry
Lloyds Bank plc(2)
Unsecured (1)	$25.0	$19.8	September 21, 2025	$25.0	$20.6	September 20, 2024
Secured (1)	100.0	34.0	September 21, 2025	100.0	38.2	September 20, 2024
Ancillary own funds	n/a	n/a	n/a	75.0	75.0	March 13, 2027
Total Lloyds Bank Plc	125.0	53.8		200.0	133.8
Citibank N.A. London branch(1)(2)
Secured	70.0	44.0	December 31, 2024	70.0	52.3	December 31, 2024
Total Citibank N.A. London branch	70.0	44.0		70.0	52.3
Barclays Bank plc(1)(2)
Unsecured	60.0	51.3	September 13, 2025	60.0	53.3	September 13, 2024
Secured	80.0	31.0	September 13, 2025	80.0	31.0	September 13, 2024
Total Barclays Bank plc	140.0	82.3		140.0	84.3
Bank of Montreal(1)(2)
Unsecured	40.0	32.0	September 18, 2025	40.0	36.1	September 17, 2024
Secured	100.0	26.0	September 18, 2025	100.0	32.1	September 17, 2024
Total Bank of Montreal	140.0	58.0		140.0	68.2
Total letters of credit facilities	$475.0	$238.1		$550.0	$338.6
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(1)Letters of credit can be issued under the Standby Letter of Credit Facility for the purposes of supporting insurance and reinsurance obligations.
(2)The Facility agreements allow for additional capacity in the form of accordions and uncommitted amounts. The maximum additional capacity from the lenders as of September 30, 2024, was: Lloyds Bank plc $50.0 million; Citibank N.A. London Branch $200.0 million; Barclays Bank plc $80.0 million; and Bank of Montreal $60.0 million.
The following table shows the collateral underlying the secured letter of credit facilities:

Bank	September 30, 2024	December 31, 2023
Lloyds Bank plc	$43.1	$44.2
Citibank N.A. London branch	46.4	55.2
Barclays Bank plc	41.4	37.7
Bank of Montreal	31.4	35.9
Total	$162.3	$173.0